Deferred tax assets / (liabilities) (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Detailed Information about Temporary Differences and Tax Losses
(b)	Reconciliation to the consolidated statement of financial position:

	2021 RMB million	2020 RMB million
Net deferred tax asset recognized in the statement of financial position	12,823	7,739
Net deferred tax liability recognized in the statement of financial position	(26)	(80)

	12,797	7,659

Summary of Reconciliation to the Consolidated Statement of Financial Position
(a)	Movements of net deferred tax assets are as follows:

	At December 31, 2020 RMB million	(Charged)/ credited to consolidated income statement RMB million	(Charged)/ credited to other comprehensive income RMB million	At December 31, 2021 RMB million
For the year ended December 31, 2021
Deferred tax assets:
Net effect on right-of-use assets	1,307	268	—	1,575
Accrued expenses	1,456	86	—	1,542
Provision for major overhauls	361	122	—	483
Contract liabilities/other non-current liabilities	57	(1)	—	56
Provision for impairment losses	1,118	375	—	1,493
Provision for tax losses	4,288	3,805	—	8,093
Change in fair value of derivative financial liabilities	10	22	(10)	22
Change in fair value of other equity instrument investments	—	—	15	15
Depreciation allowances under tax in excess of the related depreciation under accounting	—	74	—	74
Others	130	12	—	142

	8,727	4,763	5	13,495

Deferred tax liabilities:
Accrued expenses	(144)	138	—	(6)
Depreciation allowances under tax in excess of the related depreciation under accounting	(669)	150	—	(519)
Change in fair value of other equity instrument investments	(166)	—	45	(121)
Change in fair value of other non-current financial assets	(16)	(1)	—	(17)
Change in fair value of derivative financial liabilities	(34)	34	—	—
Fair value re-measurement of identifiable assets in business combination	(27)	2	—	(25)
Others	(12)	2	—	(10)

	(1,068)	325	45	(698)

Net deferred tax assets	7,659	5,088	50	12,797

	At December 31, 2019 RMB million	(Charged)/ credited to consolidated income statement RMB million	Credited to other comprehensive income RMB million	At December 31, 2020 RMB million
For the year ended December 31, 2020
Deferred tax assets:
Net effect on right-of-use assets	1,823	(516)	—	1,307
Accrued expenses	1,114	342	—	1,456
Provision for major overhauls	262	99	—	361
Contract liabilities/other non-current liabilities	68	(11)	—	57
Provision for impairment losses	81	1,037	—	1,118
Provision for tax losses	7	4,281	—	4,288
Change in fair value of derivative financial liabilities	—	—	10	10
Others	114	16	—	130

	3,469	5,248	10	8,727

Deferred tax liabilities:
Accrued expenses	(191)	47	—	(144)
Depreciation allowances under tax in excess of the related depreciation under accounting	(478)	(191)	—	(669)
Change in fair value of derivative financial assets	(1)	—	1	—
Change in fair value of other equity instrument investments	(229)	—	63	(166)
Change in fair value of other non-current financial assets	(20)	4	—	(16)
Change in fair value of derivative financial liabilities	(54)	20	—	(34)
Fair value re-measurement of identifiable assets in business combination	(29)	2	—	(27)
Others	(14)	2	—	(12)

	(1,016)	(116)	64	(1,068)

Net deferred tax assets	2,453	5,132	74	7,659

Deferred tax assets arise from deductible temporary differences and unused tax losses are recognized to the extent that it is probable that future taxable profits will be available against which the related tax benefit can be utilized.
The Group’s tax losses in the PRC are available for carrying forward to set off future assessable income for a maximum period of five or eight years (According to the
Notice of the Ministry of Finance on the Taxation Policy for supporting the prevention of pandemic of
Covid-19
(No. 8, 2020)
, the carry over period for tax losses of enterprises in certain difficult industries suffering from the epidemic in 2020 will be extended from 5 years to 8 years). Therefore, the Group’s tax losses occurred in 2020 can be carried forward for 5-8 years, and the Group’s tax losses occurred in other years can be carried forward for 5 years.

Temporary differences [member]
Statement [LineItems]
Detailed Information about Temporary Differences and Tax Losses	The expiry dates of unrecognized unused tax losses are analyzed as follows:

	2021 RMB million	2020 RMB million
Expiring in ：
2021	—	92
2022	82	82
2023	109	110
2024	336	337
2026	1,515	—
2028	978	437

	3,020	1,058